Other Expenses, Net	12 Months Ended
Dec. 31, 2020
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Other Expenses, Net
7)	OTHER EXPENSES, NET
The detail of the line item “Other expenses, net” in 2020, 2019 and 2018 was as follows:

		2020	2019	2018
Impairment losses 1	$	(1,520)	(64)	(62)
Results from the sale of assets and others, net 2		(127)	(230)	(149)
Restructuring costs 3		(81)	(48)	(72)
Incremental costs and expenses related to the COVID-19 Pandemic (note 2)		(48)	—	—
Remeasurement of pension liabilities 4		—	—	(8)
Charitable contributions		(3)	(5)	(5)

	$	(1,779)	(347)	(296)

1
In 2020, include impairment losses of goodwill and other intangible assets of $1,020 and $194, respectively, related to CEMEX’s assets and its Reporting Segment in the United States (notes 16.1 and 16.2), as well as impairment losses of fixed assets of $306, mainly related to assets in the United States, Spain and the United Kingdom (note 15.1). In 2019 and 2018, among others, includes impairment losses of fixed assets of $64 and $23, respectively, as well as in 2018 losses in the valuation of assets held for sale of $22 (notes 14.2, 15 and 16).

2	In 2020, 2019 and 2018, includes $11, $55 and $56, respectively, in connection with property damages and natural disasters (note 25.1).
3	Restructuring costs mainly refer to severance payments and the definite closing of operating sites.
4	Refers to past services remeasurement of CEMEX’s defined benefit plan in the United Kingdom determined in 2018 considering the issuance of a gender parity law.